LEASES (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of operating right-of-use assets and operating lease liabilities

Operating lease right-of-use assets, net	$27,361

Operating lease liabilities, current	$1,481
Operating lease liabilities, non-current	25,914

Total operating lease liabilities	$27,395

Weighted average remaining lease term (years)	10.48
Weighted average discount rate for lease liabilities	4.5%

Schedule of operating lease costs
Six Months Ended June 30, 2022
Operating lease costs	$2,460
Variable lease payments	$9
Short term lease costs	$90
Operating cash flows from lease incentives received, net of cash paid for operating leases	$(296)

Schedule of minimum lease payments over the remaining lease
Year ended December 31,
2022	$237
2023	2,861
2024	3,104
2025	3,411
2026	3,411
Thereafter	21,851

Total undiscounted lease payments	$34,875

Less: Interest	(7,480)

Present value of lease liabilities	$27,395